BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 15,785	$ 54,009
GST receivables	23,936	19,191
Royalty receivables	18,002	22,047
Prepaid expenses	8,571	7,064
Total current assets	66,294	102,311
Reclamation deposits	99,873	103,227
Total assets	166,167	205,538
Current liabilities
Accounts payable and accrued liabilities	668	43,007
Accounts payable and accrued liabilities - related party	38	0
Notes payable, net of debt discount	9,075	9,331
Derivative liabilities	15,169	15,526
Total current liabilities	24,950	67,864
Deferred revenue - royalty agreement (Note 8)	300,000	300,000
Asset retirement obligation	67,857	73,711
Total long-term liabilities	367,857	373,711
Total liabilities	392,807	441,575
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock: no par value, unlimited shares authorized and none issued	0	0
Common stock: no par value, unlimited shares authorized; 20,085,119 shares issued and outstanding at December 31, 2024 and 2023, respectively	0	0
Additional paid-in capital	23,404,083	23,404,083
Common shares to be issued	5,000	5,000
Accumulated deficit	(23,229,914)	(23,241,149)
Accumulated other comprehensive income	(405,809)	(403,971)
Total stockholders' equity (deficit)	(226,640)	(236,037)
Total liabilities and stockholders' equity (deficit)	$ 166,167	$ 205,538